Revenue - Summary of Information About Contract Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract assets [abstract]
Contract assets, Beginning balance	$ 336	$ 334
Additions	45	74
Recognised as a deduction to revenue	(35)	(25)
Impairment charges		(53)
Repayments	(1)
Exchange and other adjustments	1	6
Contract assets, Ending balance	346	336
Current	30	25
Non-current	$ 316	$ 311